INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Loss before provision for income taxes	$ (818,097)	$ (1,866,690)	$ (16,183,018)	$ (18,542,654)
Domestic [Member]
Loss before provision for income taxes			(6,700,828)	(2,832,980)
Foreign [Member]
Loss before provision for income taxes			$ (9,482,180)	$ (15,709,674)